CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 140,664	$ 103,968	$ 90,452
Cost of revenue	46,700	34,834	30,830
Gross Profit	93,964	69,134	59,622
Sales and marketing expenses	65,441	43,838	37,967
General and administrative expenses	121,968	43,231	42,192
Write-off of other intangible assets	3,009	0	0
Operating Loss	(96,454)	(17,935)	(20,537)
Unrealized gain on derivatives	(71,041)	0	0
Interest expense	3,791	4,904	2,101
Other expense (income), net	8,552	1,824	(199)
Gain on extinguishment of debt, net	(7,117)	0	0
Loss before Income Taxes	(30,639)	(24,663)	(22,439)
Income tax expense	40	0	0
Net Loss	(30,679)	(24,663)	(22,439)
Net loss attributable to legacy Nerdy holders prior to the reverse recapitalization	(23,546)	(24,663)	(22,439)
Net loss after the reverse recapitalization	(3,354)	0	0
Net Loss Attributable to Class A Common Stockholders	$ (3,779)	$ 0	$ 0
Loss per share of Class A Common Stock:
Loss per share of Class A Common Stock, Basic ( in dollars per share)	$ (0.05)	$ 0	$ 0
Loss per share of Class A Common Stock, Diluted ( in dollars per share)	$ 0.05	$ 0	$ 0
Weighted-Average Shares of Class A Common Stock Outstanding:
Weighted-Average Shares of Class A Common Stock Outstanding, Basic (in shares)	79,236	0	0
Weighted-Average Shares of Class A Common Stock Outstanding, Diluted (in shares)	79,236	0	0